Other Current and Noncurrent Assets (Details)	Apr. 18, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 04, 2023 USD ($)	May 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)
Other Current and Noncurrent Assets (Details) [Line Items]
Loan amount			¥ 12,560	$ 1,769		$ 460	¥ 12,560	$ 1,769
Consideration amount	$ 6,000,000
Intermediary fee	500,000
Purchase value	$ 5,500,000
Deposit an aggregate amount					$ 3,000,000
Loan amount		$ 5,000
Gong Hua [Member]
Other Current and Noncurrent Assets (Details) [Line Items]
Loan amount				3,000
Loan [Member]
Other Current and Noncurrent Assets (Details) [Line Items]
Loan amount			3,000	$ 423
Gong Hua [Member]
Other Current and Noncurrent Assets (Details) [Line Items]
Loan amount | ¥			¥ 2,400,000
Worthy Credit Limited [Member] | Loan [Member]
Other Current and Noncurrent Assets (Details) [Line Items]
Credit bearing interest rate		2.00%